Intangible Assets - Summary of Detailed Information about Intangible Assets (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 44,456	£ 32,632
Ending balance	31,648	44,456
Cost or valuation member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	45,527	33,005
Additions		12,693
Disposals	(13,386)
Currency translation effects	864	(171)
Ending balance	33,005	45,527
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,071)	(373)
Revision to estimated value	(286)	(698)
Ending balance	£ (1,357)	£ (1,071)